Unconsolidated Affiliates, Noncontrolling Interests and Cost Method Investments	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Unconsolidated Affiliates, Noncontrolling Interests, and Cost Method Investments
UNCONSOLIDATED AFFILIATES AND COST METHOD INVESTMENTS

Unconsolidated Affiliates

At December 31, 2012, the Company had investments in the following 16 entities, which are accounted for using the equity method of accounting:

Joint Venture	Property Name	Company's Interest
CBL/T-C, LLC	CoolSprings Galleria, Oak Park Mall, West County Center and Pearland Town Center	60.3%
CBL-TRS Joint Venture, LLC	Friendly Center, The Shops at Friendly Center and a portfolio of six office buildings	50.0%
CBL-TRS Joint Venture II, LLC	Renaissance Center	50.0%
El Paso Outlet Outparcels, LLC	The Outlet Shoppes at El Paso (vacant land)	50.0%
Governor’s Square IB	Governor’s Plaza	50.0%
Governor’s Square Company	Governor’s Square	47.5%
High Pointe Commons, LP	High Pointe Commons	50.0%
High Pointe Commons II-HAP, LP	High Pointe Commons - Christmas Tree Shop	50.0%
JG Gulf Coast Town Center LLC	Gulf Coast Town Center	50.0%
Kentucky Oaks Mall Company	Kentucky Oaks Mall	50.0%
Mall of South Carolina L.P.	Coastal Grand—Myrtle Beach	50.0%
Mall of South Carolina Outparcel L.P.	Coastal Grand—Myrtle Beach (Coastal Grand Crossing and vacant land)	50.0%
Port Orange I, LLC	The Pavilion at Port Orange Phase I	50.0%
Triangle Town Member LLC	Triangle Town Center, Triangle Town Commons and Triangle Town Place	50.0%
West Melbourne I, LLC	Hammock Landing Phases I and II	50.0%
York Town Center, LP	York Town Center	50.0%

Although the Company had majority ownership of certain joint ventures during 2012, 2011 and 2010, it evaluated the investments and concluded that the other partners or owners in these joint ventures had substantive participating rights, such as approvals of:

•	the pro forma for the development and construction of the project and any material deviations or modifications thereto;

•	the site plan and any material deviations or modifications thereto;

•	the conceptual design of the project and the initial plans and specifications for the project and any material deviations or modifications thereto;

•	any acquisition/construction loans or any permanent financings/refinancings;

•	the annual operating budgets and any material deviations or modifications thereto;

•	the initial leasing plan and leasing parameters and any material deviations or modifications thereto; and

•	any material acquisitions or dispositions with respect to the project.
As a result of the joint control over these joint ventures, the Company accounts for these investments using the equity method of accounting.

Condensed combined financial statement information of these unconsolidated affiliates is as follows:

	December 31,
	2012	2011
ASSETS:
Investment in real estate assets	$2,143,187	$2,239,160
Accumulated depreciation	(492,864)	(447,121)
	1,650,323	1,792,039
Developments in progress	21,809	19,640
Net investment in real estate assets	1,672,132	1,811,679
Other assets	175,540	190,465
Total assets	$1,847,672	$2,002,144

LIABILITIES:
Mortgage and other indebtedness	1,456,622	1,478,601
Other liabilities	48,538	51,818
Total liabilities	1,505,160	1,530,419
OWNERS' EQUITY:
The Company	196,694	267,136
Other investors	145,818	204,589
Total owners' equity	342,512	471,725
Total liabilities and owners’ equity	1,847,672	2,002,144

	Year Ended December 31,
	2012	2011	2010 (1)
Revenues	$251,628	$177,222	$154,078
Depreciation and amortization	(82,534)	(58,538)	(53,951)
Other operating expenses	(76,567)	(53,417)	(48,723)
Income from operations	92,527	65,267	51,404
Interest income	1,365	1,420	1,112
Interest expense	(84,421)	(59,972)	(55,161)
Gain on sales of real estate assets	2,063	1,744	1,492
Income from discontinued operations	—	—	166
Net income (loss)	$11,534	$8,459	$(987)

(1) The results of operations of Plaza del Sol, which was sold in June 2010, have been reflected as discontinued operations.

2012 Financings
In December 2012, a subsidiary of CBL/T-C obtained a 10-year $190,000 non-recourse loan, secured by West County Center in Des Peres, MO, that bears a fixed interest rate of 3.4% and matures in December 2022. Net proceeds of $189,687 were used to retire the outstanding borrowings of $142,235 under the previous loan and the excess proceeds were distributed 50/50 to the Company and its partner.
In the third quarter of 2012, Gulf Coast closed on a three-year $7,000 loan with a bank, secured by the third phase expansion of Gulf Coast Town Center, a shopping center located in Ft. Myers, FL. Interest on the loan is at LIBOR plus a margin of 2.5%. The Company has guaranteed 100% of this loan. Proceeds from the loan were distributed to the Company in accordance with the terms of the joint venture agreement and the Company used these funds to reduce the balance on its credit facilities.
During the first quarter of 2012, YTC closed on a $38,000 10-year non-recourse loan, secured by York Town Center in York, PA, which bears interest at a fixed rate of 4.9% and matures in February 2022. Proceeds from the new loan, plus cash on hand, were used to retire an existing loan of $39,379 that was scheduled to mature in March 2012.
Also during the first quarter of 2012, Port Orange closed on the extension and modification of a construction loan secured by The Pavilion at Port Orange in Port Orange, FL, to extend the maturity date to March 2014, remove a 1% LIBOR floor and reduce the capacity from $98,883 to $64,950. Port Orange paid $3,332 to reduce the outstanding balance on the loan to the new capacity amount. There is a one-year extension option remaining on the loan, which is at the joint venture's election, for an outside maturity date of March 2015. Interest on the loan is at LIBOR plus a margin of 3.5%. The Company has guaranteed 100% of the construction loan.
All of the debt on the Properties owned by the unconsolidated affiliates listed above is non-recourse, except for West Melbourne, Port Orange, High Pointe Commons and Gulf Coast. See Note 14 for a description of guarantees the Company has issued related to certain unconsolidated affiliates.

Imperial Valley Mall L.P, Imperial Valley Peripheral L.P., Imperial Valley Commons L.P.

In December 2012, the Company acquired the remaining 40.0% interests in Imperial Valley Mall L.P. and Imperial Valley Peripheral L.P., which owns vacant land adjacent to Imperial Valley Mall in El Centro, CA, from its joint venture partner. The results of operations of Imperial Valley Mall L.P. and Imperial Valley Peripheral L.P. through the acquisition date are included in the table above using the equity method of accounting. From the date of acquisition, the results of operations of Imperial Valley Mall L.P. and Imperial Valley Peripheral L.P. are accounted for on a consolidated basis. The Company also acquired the joint venture partner's 40.0% interest in Imperial Valley Commons L.P., a VIE that owns land adjacent to Imperial Valley Mall. Imperial Valley Commons L.P. was consolidated as a VIE as of December 31, 2011 and continues to be accounted for on a consolidated basis as a wholly-owned entity as of December 31, 2012. See Note 3 for further information.

El Paso Outlet Outparcels, LLC

In April 2012, the Company acquired a 50.0% interest in a joint venture, El Paso Outlet Outparcels, LLC, simultaneously with the acquisition of a 75.0% interest in The Outlet Shoppes at El Paso (see Note 3). The Company's investment was $3,864. The remaining 50.0% interest is owned by affiliates of Horizon Group Properties. El Paso Outlet Outparcels, LLC owns land adjacent to The Outlet Shoppes at El Paso. The terms of the joint venture agreement provide that voting rights, capital contributions and distributions of cash flows will be on a pari passu basis in accordance with the ownership percentages.

CBL/T-C, LLC

In October 2011, the Company entered into a joint venture, CBL/T-C with TIAA-CREF. The Company contributed its interests in CoolSprings Galleria and West County Center, as well as a partial interest in Oak Park Mall, and TIAA-CREF contributed cash of $222,242. The contributed interests were encumbered by a total of $359,334 in mortgage loans. CBL/T-C used a portion of the contributed cash to acquire Pearland Town Center and the remaining interest in Oak Park Mall from the Company for an aggregate purchase price, including transaction costs, of $381,730, consisting of $207,410 in cash and the assumption of a mortgage loan of $174,320. The Company received $5,526 of cash from CBL/T-C for reimbursement of pre-formation expenditures. The Company used $204,210 of the proceeds, net of closing costs and expenses, received from these transactions to repay outstanding borrowings on its secured lines of credit.

The Company and TIAA-CREF each own a 50% interest with respect to the CoolSprings Galleria, Oak Park Mall and West County Center Properties. The terms of the joint venture agreement provide that, with respect to these Properties, voting rights, capital contributions and distributions of cash flows will be on a pari passu basis in accordance with ownership percentages. The Company and TIAA-CREF own 88% and 12% interests, respectively, in Pearland Town Center. The terms of the joint venture agreement provide that all major decisions, as defined, pertaining to Pearland Town Center require the approval of holders of 90% of the interests in Pearland Town Center and that capital contributions will be made on a pro rata basis in accordance with ownership percentages. The terms of the joint venture also provide that distributions of cash from Pearland Town Center will be made first to TIAA-CREF until it has received a preferred return equal to 8.0%, second to the Company until it has received a preferred return equal to 8.0% and then to the Company and TIAA-CREF pro rata according to ownership interests. Beginning on the second anniversary of CBL/T-C's formation, after TIAA-CREF receives its preferred return, TIAA-CREF will receive distributions until its aggregate unreturned contributions are reduced to $6,000, before any cash distributions are eligible to be made to the Company. Also beginning on the second anniversary of CBL/T-C's formation, after TIAA-CREF has received its preferred return and its unreturned contributions are reduced to $6,000, and after the Company receives its preferred return, all remaining cash distributions will be made to the Company until its aggregate unreturned contributions are reduced to $44,000. Once the Company's aggregate unreturned contributions are reduced to $44,000, all remaining distributions will be made to the Company and TIAA-CREF on a pro rata basis according to the ownership percentages.

The terms of the joint venture also provide that between the second and third anniversaries of CBL/T-C's formation, the Company may elect to purchase TIAA-CREF's interest in Pearland Town Center for a purchase price equal to the greater of (i) the fair value of TIAA-CREF's interest in Pearland Town Center as determined by an appraisal or (ii) TIAA-CREF's invested capital plus a preferred return equal to 8.0%.

The Company has accounted for the formation of CBL/T-C as the sale of a partial interest in the combined CoolSprings Galleria, Oak Park Mall and West County Center Properties and recognized a gain on sale of real estate of $54,327 in 2011, which included the impact of a reserve for future capital expenditures that the Company must fund related to parking decks at West County Center in the amount of $26,439. The Company recorded its investment in CBL/T-C under the equity method of accounting at $116,397, which represented its combined remaining 50% cost basis in the CoolSprings Galleria, Oak Park Mall and West County Center Properties.

The Company determined that CBL/T-C's interest in Pearland Town Center represents a variable interest in such specified assets of a VIE and have accounted for the Pearland Town Center Property separately from the combined CoolSprings Galleria, Oak Park Mall and West County Center Properties discussed above. The Company determined that, because it has the option to acquire TIAA-CREF's interest in Pearland Town Center in the future, it did not qualify as a partial sale and therefore, has accounted for the $18,264 contributed by TIAA-CREF attributable to Pearland Town Center as a financing. This amount is included in mortgage and other indebtedness in the accompanying consolidated balance sheets. Under the financing method, the Company continues to account for Pearland Town Center on a consolidated basis.

Parkway Place L.P.

In October 2010, the Company acquired the remaining 50% interest in Parkway Place in Huntsville, AL, from its joint venture partner. The interest was acquired for total consideration of $38,775, which consisted of $17,831 in a combination of cash paid by the Company and a distribution from the joint venture to the joint venture partner and the assumption of the joint venture partner’s share of the loan secured by Parkway Place with a principal balance of $20,944 at the time of purchase.  The Company recognized a gain on investment of $888 upon acquisition related to the excess of the fair value of the Company’s existing investment over its carrying value at the time of purchase.  The results of operations of Parkway Place through the purchase date are included in the table above.  From the date of purchase, the results of operations of Parkway Place from the date of purchase are reflected on a consolidated basis.

Mall Shopping Center Company

In June 2010, the Company’s 50.6% owned unconsolidated joint venture, Mall Shopping Center Company, sold Plaza del Sol in Del Rio, TX.  The joint venture recognized a gain of $1,244 from the sale, of which the Company’s share was $75, net of the excess of its basis over its underlying equity in the amount of $554.  The results of operations of Mall Shopping Center Company have been reclassified to discontinued operations in the table above for the year ended December 31, 2010.

CBL Macapa

In September 2008, the Company entered into a condominium partnership agreement with several individual investors to acquire a 60% interest in a new retail development in Macapa, Brazil.  In December 2009, the Company entered into an agreement to sell its 60% interest to one of the individual investors for a gross sales price of $1,263, less closing costs for a net sales price of $1,201.  The sale closed in March 2010.  Upon closing, the buyer paid $200 and gave the Company two notes receivable totaling $1,001, both with an interest rate of 10%, for the remaining balance of the purchase price.  There was no gain or loss on this sale.  On April 22, 2010, the buyer paid the first note of $300, due on April 23, 2010, plus applicable interest.  Upon maturity of the second note of $701, due on June 8, 2010, the buyer requested additional time for payment.  The Company and buyer agreed to revised terms regarding the second note of which the buyer pays monthly installments of $45 from July 2010 to June 2011, with a final balloon installment of $161 due in July 2011.  Interest on the revised note is payable at maturity. In late 2011, the Company agreed that if buyer repaid the outstanding principal balance of the note, then the accrued and unpaid interest would be forgiven. As of December 31, 2012, the buyer had paid $579 of the outstanding balance of $657. The Company had not recognized any of the accrued and unpaid interest as income due to the uncertainty that the amount would be collected.

Cost Method Investments

The Company owns a 6.2% noncontrolling interest in subsidiaries of Jinsheng Group (“Jinsheng”), an established mall operating and real estate development company located in Nanjing, China. As of December 31, 2012, Jinsheng owns controlling interests in eight home furnishing shopping malls.

The Company also holds a secured convertible promissory note secured by 16,565,534 Series 2 Ordinary Shares of Jinsheng. The secured note is non-interest bearing and was amended by the Company and Jinsheng in July 2012 to extend to January 22, 2013 the Company's right to convert the outstanding amount of the secured note into 16,565,534 Series A-2 Preferred Shares of Jinsheng (which equates to a 2.275% ownership interest). The amendment also provides that if Jinsheng should complete an initial public offering, the secured note will be converted into common shares of the public company immediately prior to the initial public offering. In October 2012, the Company exercised its right to demand payment of the secured note, which has a face amount of $4,875. Subsequent to December 31, 2012, the Company and Jinsheng amended the note to extend the maturity date. See Note 20 for additional information.
The Company accounts for its noncontrolling interest in Jinsheng using the cost method because the Company does not exercise significant influence over Jinsheng and there is no readily determinable market value of Jinsheng’s shares since they are not publicly traded. The Company initially recorded the secured note at its estimated fair value of $4,513, which reflects a discount of $362 due to the fact that it is non-interest bearing.  The discount was amortized to interest income over the term of the secured note using the effective interest method through March 2009, at which time the Company recorded an other-than-temporary impairment charge to reduce the secured note to its estimated fair value of $2,475 due to a decline in expected cash flows. The decrease resulted from declining occupancy rates and sales due to the then downturn of the real estate market in China.  See Note 15 for information regarding the fair value of the secured note at December 31, 2012.  The noncontrolling interest and the secured note are reflected as investment in unconsolidated affiliates in the accompanying consolidated balance sheets.